Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Payments of lease liabilities	$ 968	$ 763	$ 730
Interest expenses on lease liabilities	278	132	101
Expenses for low value assets and short-term leases	$ 190	$ 116	$ 183
Weighted average incremental borrowing rate	10.18%	9.29%	7.18%